Chad E. Fickett
Assistant General Counsel
720 East Wisconsin Avenue
Milwaukee, WI 53202-4797
414 665 1209 office
414 625 1209 fax
chadfickett@northwesternmutual.com

April 27, 2010

Securities and Exchange Commission

Attention: Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Northwestern Mutual Variable Life Account
Variable Executive Life File Nos. 333-36865; 811-3989
Variable Joint Life File Nos. 333-59103; 811-3989
EDGAR CIK 0000742277, and
Northwestern Mutual Variable Life Account II
Custom Variable Universal Life File Nos. 333-136124; 811-21933
Executive Variable Universal Life File Nos. 333-136305; 811-21933
Survivorship Variable Universal Life File Nos. 333-136308; 811-21933
EDGAR CIK 0001359314
Post-Effective Amendments to Registration Statements on Form N-6

Ladies and Gentlemen:

On behalf of The Northwestern Mutual Life Insurance Company (the “Company”), and Northwestern Mutual Variable Life Account and Northwestern Mutual Variable Life Account II (the “Accounts”), we are submitting herewith the following Securities Act of 1933 Post-Effective Amendments, and the following Amendments under the Investment Company Act of 1940, to the Registration Statements on Form N-6 identified above:

	Post-Effective Amendment No.	Amendment No.
Northwestern Mutual Variable Life Account

Variable Executive Life	19	35
Variable Joint Life	19	36

Northwestern Mutual Variable Life Account II
Custom Variable Universal Life	5	19
Executive Variable Universal Life	6	20
Survivorship Variable Universal Life	5	21

The Amendments are being filed pursuant to paragraph (b) of Rule 485 under the 1933 Act primarily for purposes of responding to comments received from the SEC Staff on the Post Effective Amendments noted above to the Accounts’ registration statement, updating certain financial information and making routine and clarifying changes. Our intention is that the Post-Effective Amendments noted above become effective on May 1, 2010, in accordance with the provisions of paragraph (b) of Rule 485. As required by paragraph (b)(4) of Rule 485, the undersigned represents that the Post-Effective Amendments noted above does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of the Rule.

SURVIVORSHIP VARIABLE UNIVERSAL LIFE:

1.	COMMENT: Please clarify supplementally whether there are any types of guarantee or support agreements with third parties to support any of the guarantees under the Policy, or whether the Company will be primarily responsible for paying out on any of the guarantees under the Policy.

RESPONSE: The Company will be primarily responsible for paying out any of the guarantees in the Policy. At present, there are no types of guarantee or support agreements with third parties to support any of the Company’s guarantees under the Policy.

2.	COMMENT: Please confirm supplementally that the Policy name on the front cover page of the prospectus is, and will continue to be, the same as the EDGAR class identifier associated with the Policy.

RESPONSE: As of the date of this filing, the Company confirms that the Policy name on the front cover page of the prospectus is the same as the EDGAR class identifier associated with the Policy.

3.	COMMENT: With respect to the Fee and Expense Tables - Periodic Charges (Other than Portfolio Operating Expenses) Table 1 and Table 2: Where appropriate, please clarify that Table 1 fees will apply to each Policy subject to Table 2 fees (a “Table 2 Policy”) after a Table 2 Policy anniversary. For example, the Registrant could include disclosure in the introductory paragraph under the Fee and Expense Tables in italics or bold that indicates something to the effect that: “Please note that there are two sets of periodic charges tables. If Table 2 currently applies to you, Table 1 fees will apply on and after your 2010 Policy Anniversary.”

RESPONSE: In response to the Staff’s comment, the Registrant has added the requested disclosure.

4.	COMMENT: With respect to the “Benefits of the Policy - Death Benefit” section: Please state the minimum required specified amount as indicated under the “Specified Amount” section later in the prospectus.

RESPONSE: In response to the Staff’s comment, the Registrant has added the following sentence as the second sentence in the second paragraph: “The current minimum Specified Amount is $1,000,000 if the older Insured is Issue Age 20-49 and $500,000 if the older Insured is Issue Age 50-85.”

5.	COMMENT: With respect to the “Benefits of the Policy – Surrenders, Withdrawals and Loans” section: Please revise the statement “…you may borrow up to a maximum of 90% of the excess of your Policy Value.” We note that there is some question based on the disclosure as to how this accounts for loans. For example, in a loan situation, would the 90% include amounts that are already borrowed because the Policy Value is the sum of Invested Assets and Policy Debt?

RESPONSE: The Registrant responds by supplementally noting that the total amount that may be borrowed applies to all outstanding loans. The Registrant has revised the language in the “Benefits of the Policy - Surrenders, Withdrawals and Loans” section as follows: “In addition, you may borrow up to a maximum of 90% of the excess of your Policy Value over any applicable surrender charge, less any existing Policy Debt on the date of the loan,…”

6.	COMMENT: In the “Periodic Charges (Other than Portfolio Operating Expenses)” table – footnote 2: Please clarify supplementally how the net amount at risk can be an “approximate” figure as stated in the footnote when it is a function of the Death Benefit minus the Policy Value.

RESPONSE: The Registrant responds by supplementally noting that the net amount at risk, as described in the contract, is the Death Benefit on the monthly processing date (after deduction of all items in the Monthly Policy Charge for the month excluding the Monthly Cost of Insurance Charge) divided by 1.0032737, minus the Policy Value on the monthly processing date (after deduction of all items in the Monthly Policy Charge for the month excluding the Monthly Cost of Insurance Charge). Under these circumstances, the term “approximately” is appropriate.

7.	COMMENT: In the “Periodic Charges (Other than Portfolio Operating Expenses)” table – footnote 6: Registrant notes that the guaranteed maximum cost of insurance rate will exceed the current rate in most Policy Years and will generally increase each Policy Year. We note that in the current table, the guaranteed maximum cost of insurance rate does not exceed the current rate in all cases in the table. Please delete and/or provide revised disclosure explaining this discrepancy.

RESPONSE: The Registrant responds by stating that the disclosure in the Periodic Charges (Other than Portfolio Operating Expenses) table and in footnote 6 is accurate as the guaranteed cost of insurance rate will exceed the current rate in most Policy Years and will generally increase each year. However, for clarity, the Registrant has revised footnote 6 to read as follows: “The guaranteed maximum cost of insurance rate will equal or exceed the current rate in all Policy Years, and generally the rate will increase each Policy Year.”

8.	COMMENT: With respect to the “Mortality and Expense Risk Charge - Specified Amount Component” in the “Periodic Charges (Other than Portfolio Operating Expenses)” table: Please add a footnote defining the term “Initial Specified Amount”.

RESPONSE: In response to the Staff’s comment, the Registrant has added a footnote defining “Initial Specified Amount” as defined in the glossary.

9.	COMMENT: With respect to the “Policy Debt Expense Charge” in the “Periodic Charges (Other than Portfolio Operating Expenses)” table:

(a)	Please indicate in a footnote to the table that this charge is in addition to the interest charged on any Policy Loan; and
(b)	Include a statement in a footnote indicating that these charges are deducted from Invested Assets.

RESPONSE: In response to the Staff’s comment, the Registrant responds by adding the following footnote: “This charge is in addition to the interest charged on any Policy Loan and is deducted from Invested Assets.”

10.	COMMENT: With respect to the “Periodic Charges (Other than Portfolio Operating Expenses)” table: Please add a line item disclosing the “loan interest spread”. Generally speaking, the loan interest spread is defined as the difference between the amount of interest charged to a policyowner for the loan, and the amount of interest credited to the amount used as collateral for the loan.

RESPONSE: The Registrant responds by supplementally noting that there is no “loan interest spread” associated with this product. Please note that effectively the Policy Debt Expense Charge is in lieu of a loan interest spread. Detail about loan interest rates can be found in the “Policy Loans” section, and detail about the Policy Debt Expense Charge can be found in the “Periodic Charges (Other than Portfolio Operating Expenses)” table.

11.	COMMENT: With respect to the “Underwriting and Issue Charge” – footnote 10 in the “Periodic Charges (Other than Portfolio Operating Expenses)” table: There is disclosure that indicates that the charge many not exceed $900-$2,100 or ($75-$175 monthly). Please provide additional disclosure indicating how these values are calculated based on the disclosure in the table.

RESPONSE: In response to the Staff’s comments, the Registrant responds by adding the following sentence to the applicable footnote as follows: “This charge is based on the underwriting classification of the Insureds on the Date of Issue, subject to a maximum amount not to exceed $900-$2,100 ($75-$175 monthly amount), which is based on underwriting classification.”

12.	COMMENT: In the section “Northwestern Mutual,” please include explicit disclosure that the assets of the General Account are subject to the claims of the Company’s general creditors.

RESPONSE: In response to the Staff’s comment, the Registrant has added the following sentence to the end of the last paragraph: “The assets in the General Account are subject to the claims of the Company’s general creditors.”

13.	COMMENT: With respect to the section “Allocating Premiums to the Separate Account”:

(a)	Please add a brief definition of “Net Premiums” and briefly describe what is included in the definition (i.e., does it include sales charges);
(b)	In the same paragraph, please disclose the minimum rate of credited interest, if any, while the Net Premium is in the General Account.

RESPONSE: In response to the Staff’s comment:

(a)	The Registrant notes that preceding the disclosure in question, the definition of Net Premium is disclosed, but in respect to your comments we have revised the disclosure as follows: “Net Premiums are premiums less deductions from premiums, such as premium expense charges (see “Charges and Deductions - Premium Expense Charges”).”

(b)	The Registrant has revised the current disclosure to read: “We may change the rate of interest we credit initial Net Premiums held in our General Account at any time and in our sole discretion, but the rate will not be less than 0%.”

14.	COMMENT: With respect to the section “Allocating Premiums to the Separate Account”: Generally, please add disclosure stating the Minimum Initial Premium for the minimum Specified Amount (see “Specified Amount” section) for the representative Insured having characteristics as described in the Fee and Expense Tables.

RESPONSE: In response to the Staff’s comment, the Registrant has added a sentence to the end of the first paragraph in the “Premium Payments” section as follows: “The current minimum initial Premium Payment is $2,392.50 for a male and female Insured both age 45 at issue with a premier non-tobacco underwriting classification.”

15.	COMMENT: In the “Death Benefit” section, the third sentence under life insurance benefit indicates that “we may require you to return the Policy”. Please clarify this disclosure. It is not clear what “you” means in this context. For example, does this relate to the beneficiary or the policyowner?

RESPONSE: The Registrant responds by deleting the sentence as this will not be required.

16.	COMMENT: In the “Death Benefit - Death Benefit Options” section: Please provide general disclosure as to the factors an individual investor should consider when choosing a death benefit option.

RESPONSE: In response to the Staff’s comments, the Registrant notes that there is the following general disclosure in the “Death Benefit Options” section: “The option you choose on your Application will generally depend on whether you prefer an increasing

Death Benefit or a larger Policy Value, but in each case the Death Benefit will be at least the Minimum Death Benefit required for your Policy to qualify as a life insurance under federal tax law.”

17.	COMMENT: In the “Payment Plan Options” section: Please clarify whether the Northwestern Access Fund is the only way to get a lump sum or whether it is simply an alternative to a cash settlement.

RESPONSE: In response to the Staff’s comments, the Registrant has revised the current disclosure to read: “Your beneficiary may receive the Life Insurance Benefit as a cash settlement. If the cash settlement amount meets our criteria, the Company will pay the Life Insurance Benefit by establishing an interest-bearing account, called the Northwestern Access Fund account, for the beneficiary in the amount of the Life Insurance Benefit. If our criteria are not met, the cash settlement of the Life Insurance Benefit is paid via a single check.” In addition, the Registrant notes that later in the paragraph, there is disclosure indicating that a beneficiary will have access to all or a part of the balance.

18.	COMMENT: In the “Policy Loans” section: Please indicate clearly what the maximum rate of interest is on Policy Loans with respect to the borrowed amounts and accrued amounts added to the loan principal balance. We note that a 5% figure is indicated. Please make it clear whether this is a guaranteed minimum or maximum amount and whether it applies to both accrued and borrowed amounts of the loan.

RESPONSE: The Registrant responds by supplementally noting that the 5% rate of interest is fixed. In response to the Staff’s comments, the Registrant has revised applicable disclosure to read as follows: “Interest on a Policy loan accrues on a daily basis at an annual effective, fixed rate of interest of 5%, and is included in Policy Debt as it accrues. Loan interest is credited to the borrowed portion of Policy Value at an annual effective, fixed rate of interest of 5%.”

19.	COMMENT: In the “Policy Loans” section:

(a)	In the third paragraph we note that you indicate an amount equal to the loan will be taken from the Separate Account Divisions on a pro rata basis. Please clarify that these amounts are being taken as collateral against the amount of the loan; and
(b)	Please make it clear that such amounts are held in the General Account (or wherever they are held).

RESPONSE: In response to the Staff’s comment:

(a)	The Registrant responds by supplementally noting that the amount taken from the Separate Account Divisions is provided to the policyowner from the General Account.

(b)	Please see response to 19(a) above.

20.	COMMENT: In the “Policy Loan” section, or elsewhere as appropriate, please clarify whether or not loan repayments are subject to transaction fees.

RESPONSE: In response to the Staff’s comments, the Registrant has added the following as a new third sentence in the fourth paragraph: “Loan repayments are not subject to transaction fees.”

21.	COMMENT: With respect to the “Charges and Deductions” section:

(a)	With respect to Monthly Underwriting and Issue Charge, please add disclosure to reflect changes made in the table pursuant to our comments; and
(b)	With respect to Monthly Policy Debt Expense Charge, please add disclosure to reflect changes made in the table pursuant to our comments.

RESPONSE: In response to the Staff’s comment:

(a)	The Registrant responds by revising applicable disclosure as follows: “The monthly charge ranges from $0.015 to $0.035 per $1,000 of Initial Specified Amount, with a maximum monthly charge of $75 to $175 depending on the underwriting classification.”

(b)	The Registrant responds by adding the following disclosure: “This charge is in addition to the interest charged on any Policy Loan and is deducted from Invested Assets.”

22.	COMMENT: In the “Charges and Deductions” section: With respect to the Monthly Deferred Sales Charge, please include an explicit statement that the monthly charges paid after year 1 are not based on premiums paid after year 1.

RESPONSE: The Registrant responds by adding the following disclosure to the end of the first paragraph in Monthly Deferred Sales Charge section: “Therefore, in all cases your monthly charge is based only on premiums paid in the first Policy Year.”

EXECUTIVE VARIABLE UNIVERSAL LIFE:

1.	COMMENT: Please clarify supplementally whether there are any types of guarantee or support agreements with third parties to support any of the guarantees under the Policy, or whether the Company will be primarily responsible for the guarantees under the Policy.

RESPONSE: The Company will be primarily responsible for paying out any of the guarantees in the Policy. At present, there are no types of guarantee or support agreements with third parties to support any of the Company’s guarantees under the Policy.

2.	COMMENT: Please confirm supplementally that the Policy name on the front cover page of the prospectus is, and will continue to be, the same as the EDGAR class identifier associated with the Policy.

RESPONSE: As of the date of this filing, the Company confirms that the Policy name on the front cover page of the prospectus is the same as the EDGAR class identifier associated with the Policy.

3.	COMMENT: With respect to the Fee and Expense Tables - Periodic Charges (Other than Portfolio Operating Expenses) Table 1 and Table 2: Where appropriate, please clarify that Table 1 fees will apply to each Policy subject to Table 2 fees (a “Table 2 Policy”) after a Table 2 Policy anniversary. For example, the registrant could include disclosure in the introductory paragraph under the Fees and Expense tables in italics or bold that indicates something to the effect that: “Please note that there are two sets of periodic charges tables. If Table 2 currently applies to you, Table 1 fees will apply on and after your 2010 Policy Anniversary.”

RESPONSE: In response to the Staff’s comment, the Registrant has added the requested disclosure.

4.	COMMENT: With respect to the “Benefits of the Policy – Surrenders, Withdrawals and Loans” section: Please revise the statement “…you may borrow up to a maximum of 90% of your Policy Value.” We note that there is some question based on the disclosure as to how this accounts for loans. For example, in a loan situation, would the 90% include amounts that are already borrowed because the Policy Value is the sum of Invested Assets and Policy Debt?

RESPONSE: The Registrant responds by supplementally noting that the total amount that may be borrowed applies to all outstanding loans. The Registrant has revised the language in the “Benefits of the Policy - Surrenders, Withdrawals and Loans” section as follows: “In addition, you may borrow up to a maximum of 90% of your Policy Value less any existing Policy Debt on the date of the loan.”

5.	COMMENT: In the “Benefits of the Policy - Optional Benefits” section: Please include disclosure regarding the attained ages for which the optional benefits are available as indicated in the “Optional Benefits” section later in the prospectus.

RESPONSE: The Registrant responds by adding the following disclosure to the second paragraph of the Benefits of the Policy - Optional Benefit section: “The waiver benefits may be elected, subject to underwriting, as to Insureds between Attained Ages 18 and 59.”

6.	COMMENT: With respect to the “Periodic Charges (Other than Portfolio Operating Expenses)” table:

(a)	Administrative Charge: We note there is disclosure indicating that the Administrative Charge will vary depending on the Insured’s characteristics. Please supplementarily clarify what the rationale is for charging this fee based on an Insured’s characteristics as it seems that such a fee would apply to any Insured.
(b)	Deferred Sales Charge: Same comment as (a) above.

RESPONSE: The Registrant responds by supplementally noting that the Administrative Charge may vary based on additional expenses associated with different underwriting classifications. For example, among other things, specific underwriting classifications may require different reinsurance obligations or there may be different costs associated with lapse rates for different underwriting classifications. In the case of Deferred Sales Charge, among other things, there may be differences in costs due to differences in lapse rates by Issue Age.

7.	COMMENT: With respect to the “Policy Debt Expense Charge” in the “Periodic Charges (Other than Portfolio Operating Expenses)” table:

(a)	Please indicate in a footnote to the table that this charge is in addition to the interest charged on any Policy Loan; and
(b)	Include a statement in a footnote indicating that these charges are deducted from Invested Assets.

RESPONSE: In response to the Staff’s comment, the Registrant responds by adding the following footnote: “This charge is in addition to the interest charged on any Policy Loan and is deducted from Invested Assets.”

8.	COMMENT: With respect to the “Periodic Charges (Other than Portfolio Operating Expenses)” table: Please add a line item disclosing the “loan interest spread.” Generally speaking, the loan interest spread is defined as the difference between the amount of interest charged to a policyowner for the loan, and the amount of interest credited to the amount used as collateral for the loan.

RESPONSE: The Registrant responds by supplementally noting that there is no “loan interest spread” associated with this product. Please note that effectively the Policy Debt Expense Charge is in lieu of a loan interest spread. Detail about loan interest rates can be found in the “Policy Loans” section, and detail about the Policy Debt Expense Charge can be found in the “Periodic Charges (Other than Portfolio Operating Expenses)” table.

9.	COMMENT: In the section “Northwestern Mutual,” please include explicit disclosure that the assets of the General Account are subject to the claims of the Company’s general creditors.

RESPONSE: In response to the Staff’s comment, the Registrant has added the following sentence to the end of the last paragraph: “The assets in the General Account are subject to the claims of the Company’s general creditors.”

10.	COMMENT: In the “Information About the Policy - Purchasing a Policy” section: We note that the initial Premium Payment made per group during the first Policy year must be at least $25,000. Later in the prospectus, under Premium Payments, it is noted that the Minimum Initial Premium Payment is based on the Issue Age, underwriting classification and sex of the Insured. For example, if the $25,000 minimum investment is for a group and the Insureds have different minimums, do you still allow group policies that do not in the aggregate total $25,000? Please clarify.

RESPONSE: The Registrant responds by supplementally noting that the Company will establish the underwriting classifications for each Insured as part of the application process. After the classifications are established along with the planned premium stream, an assessment is made to determine whether the aggregate premiums planned to be paid in the first year will be at least $25,000. If this requirement is not met, none of the Policies in the group will be issued. For clarity, the Registrant has added the following disclosure in the “Information About the Policy – Purchasing a Policy” section as the second to last sentence in the first paragraph: “If your group’s aggregate premium payments planned in the first Policy Year are not at least $25,000, the Policies will not be issued.” In addition, Registrant has added the following language in the “Information About the Policy – Premium Payments” section as the last sentence to the first paragraph: “Please note that the Policy is available for purchase by groups in the small business and corporate markets. (See “Information About the Policy – Purchasing a Policy”.)”

11.	COMMENT: With respect to the section “Allocating Premiums to the Separate Account”:

(a)	Please add a brief definition of “Net Premiums” and briefly describe what is included in the definition (i.e., does it include sales charges);
(b)	In the same paragraph, please disclose minimum rate of credited interest, if any, while net premium is in the General Account.

RESPONSE: In response to the Staff’s comment:

(a)	The Registrant notes that preceding the disclosure in question, the definition of Net Premium is disclosed, but in respect to your comments we have revised the disclosure as follows: “Net Premiums are premiums less deductions from premiums, such as premium expense charges (see “Charges and Deductions - Premium Expense Charges”).”

(b)	The Registrant has revised the current disclosure to read: “We may change the rate of interest we credit initial Net Premiums held in our General Account at any time and in our sole discretion, but the rate will not be less than 0%.”

12.	COMMENT: In the “Death Benefit” section, the third sentence under Life Insurance Benefit indicates that “we may require you to return the Policy”. Please clarify this disclosure. It is not clear what “you” means in this context. For example, does this relate to the beneficiary or the policyowner?

RESPONSE: The Registrant responds by deleting the sentence as this will not be required.

13.	COMMENT: In the “Death Benefit - Death Benefit Guarantee” section:

(a)	Please include an explicit statement that the Death Benefit Guarantee is an optional benefit that must be elected.

RESPONSE: In response to Staff’s comment, the Registrant supplementally notes that there is a Death Benefit Guarantee associated with all Death Benefit Options under the Policy. The Death Benefit Guarantee may vary by duration which is established at issue. For clarity, the Registrant has revised applicable disclosures in the “Death Benefit – Death Benefit Guarantee” section as follows: “The Death Benefit Guarantee Period is elected on the application and established at issue by the applicant. A change in your Death Benefit option may affect your Death Benefit Guarantee Period.”

(b)	Please include an explicit statement clarifying whether the Owner or the Insured must make the Death Benefit Guarantee election and when the election must occur.

RESPONSE: Please see response to comment 13(a) above.

14.	COMMENT: In the “Death Benefit - Death Benefit Options” section: Please provide general disclosure as to the factors an individual investor should consider when choosing a death benefit option.

RESPONSE: In response to the Staff’s comments, the Registrant notes that there is the following general disclosure in the “Death Benefit Options” section: “The option you choose on your Application will generally depend on whether you prefer an increasing Death Benefit or a larger Policy Value, but in each case the Death Benefit will be at least the Minimum Death Benefit required for your Policy to qualify as a life insurance under the Code.”

15.	COMMENT: In the “Payment Plan Options” section: Please clarify whether the Northwestern Access Fund is the only way to get a lump sum or whether it is simply an alternative to a cash settlement.

RESPONSE: In response to the Staff’s comments, the Registrant has revised the current disclosure to read: “Your beneficiary may receive the Life Insurance Benefit as a cash settlement. If the cash settlement amount meets our criteria, the Company will pay the Life Insurance Benefit by establishing an interest-bearing account, called the Northwestern Access Fund account, for the beneficiary in the amount of the Life Insurance Benefit. If our criteria are not met, the cash settlement of the Life Insurance Benefit is paid via a single check.” In addition, the Registrant notes that later in the paragraph, there is disclosure indicating that a beneficiary will have access to all or a part of the balance.

16.	COMMENT: In the “Policy Loans” section:

(a)	Please revise the statement: “You may borrow up to 90% of the Policy Value.” We note that there is some question based on the disclosure as to how this accounts for loans. For example, in a loan situation, would the 90% include amounts that are already borrowed because Policy Value is the sum of Invested Assets and Policy Debt?

RESPONSE: The Registrant responds by revising the disclosure to read: “You may borrow up to a maximum of 90% of the Policy Value, less any existing Policy Debt on the date of the loan.”

(b)

Please indicate clearly what the maximum rate of interest is on Policy Loans with respect to the borrowed and accrued amounts added to the loan principal balance. We note that a 5% figure is indicated. Please make it clear whether this is a guaranteed minimum or maximum amount and whether it applies to both accrued and borrowed amounts of the loan.

RESPONSE: The Registrant responds by supplementally noting that the 5% rate of interest is fixed. In response to the Staff’s comments, the Registrant has revised applicable disclosure to read as follows: “Interest on a Policy loan accrues on a daily basis at an annual effective, fixed rate of interest of 5%, and is included in Policy Debt as it accrues. Loan interest is credited to the borrowed portion of Policy Value at an annual effective, fixed rate of interest of 5%.”

17.	COMMENT: In the “Policy Loans” section:

(a)	In the third paragraph we note that you indicate an amount equal to the loan will be taken from the Separate Account Divisions on a pro rata basis. Please clarify that these amounts are being taken as collateral against the amount of the loan; and
(b)	Please make it clear that such amounts are held in the General Account (or wherever they are held).

RESPONSE: In response to the Staff’s comment:

(a)	The Registrant responds by supplementally noting that the amount taken from the Separate Account Divisions is provided to the policyowner from the General Account.

(b)	Please see response to 17(a) above.

18.	COMMENT: In the “Optional Benefits” section:

(a)	Please clarify the conditions considered to be “total disability;” in addition, indicate when, how, and by whom this is determined to have occurred.

RESPONSE: The Registrant responds by adding the following as a new fifth paragraph under the Optional Benefits section: “A total disability is one which prevents the Insured from engaging in an occupation. For the first 24 months of total disability, an occupation is the one that the Insured has at the time the Insured becomes disabled. After 24 months, an occupation is one for which the Insured is qualified by education, training or experience. To be covered, the total disability must begin while the benefit is in force; the total disability must result from an accident or sickness; and the total disability must last for at least six consecutive months. The Company will determine the existence of total disability based on the proof of claim submitted and other information gathered by the Company.”

(b)	Please clarify whether the Optional Benefits can be elected after total disability has occurred.

RESPONSE: The Registrant responds by adding the following sentence at the end of the new fifth paragraph noted in the above response: “These Optional Benefits are not available to be added to the Policy if the Insured is totally disabled.”

(c)	In the fourth paragraph, we note the reference to “Company limitations.” Please briefly describe what these limitations are. We note that any limitation considered material to the investor should be disclosed as appropriate.

RESPONSE: The Registrant responds by adding the following to the first sentence of the fourth paragraph: “Subject to applicable terms and conditions, the Selected Monthly Premium Benefit provides for the payment of the greater of (1) a premium amount selected by the Owner subject to Company limitations (e.g. the range of dollar amounts which at a minimum maintain the Policy or at a maximum reach the Company’s then-current Premium waiver limits),”

(d)	We note that there is disclosure indicating that the amounts paid under these benefits are treated as premium payments. Please indicate whether these payments are subject to any transactions fees, and if so, how it affects applicable benefits.

RESPONSE: The Registrant responds by adding the following disclosure to the “Optional Benefits” section: “The amounts paid under these benefits are subject to the same transaction fees as any other Premium Payment (see “Charges and Deductions - Premium Expense Charges”). Under the Waiver of Specified Monthly Charges Benefit, the premium amount paid under the benefit will be an amount that, after deducting the Premium Expense Charges, will equal the Specified Monthly Charges.”

(e)	Please clarify in Plain English the consequences of not including the premiums for purposes of “Death Benefit Option C” as described in the paragraph.

RESPONSE: The Registrant responds by adding the following disclosure: “The amounts paid under the Specified Monthly Charges and Selected Monthly Premium Benefits are treated as Premium Payments subject to the terms of the Policy, except that if the Policy has Death Benefit Option C, then the amounts paid under these benefits will not be included in the cumulative Premium Payments that are used in the calculation of the Death Benefit.”

19.	COMMENT: With respect to the “Charges and Deductions” section: We note that a “Surrender of Policy Endorsement” is mentioned. If this endorsement has an impact on the Policy charges, please include disclosure to this effect in the footnotes to the fee tables.

RESPONSE: The Registrant responds by supplementally noting that the following disclosure appears in footnote 1 to the Periodic Charges (Other than Portfolio Operating Expenses) tables: “Policy Debt Expense, Cost of Insurance and Monthly and Expense Risk charges are lower in states where the Policy is issued without the Surrender of Policy Endorsement”. In addition, the Registrant responds by adding the following disclosure in footnote 1 to the Fee and Expense Tables: “(See “Surrender and Withdrawals – Surrender of Policy Endorsement”).”

20.	COMMENT: With respect to the “Charges and Deductions - Monthly Policy Debt Expense Charge” section: Please add disclosure to reflect changes made in the table pursuant to our comments.

RESPONSE: In response to the Staff’s comment, the Registrant responds by adding the following disclosure: “This charge is in addition to the interest charged on any Policy Loan and is deducted from Invested Assets.”

21.	COMMENT: In the “Charges and Deductions” section: With respect to the “Monthly Deferred Sales Charge”, please include an explicit statement that the monthly charges paid after year 1 are not based on premiums after year 1.

RESPONSE: The Registrant responds by adding the following disclosure to the first paragraph in the “Monthly Deferred Sales Charge” section: “Therefore, in all cases your monthly charge is based only on premiums paid in the first Policy Year.”

22.	COMMENT: With respect to the “Charges and Deductions - Waiver Benefit” section: Please disclose the specific charges for the optional waiver benefits.

RESPONSE: In response to the Staff’s comment, the Registrant has added the following disclosure in the Waiver Benefit section in Table 1: “The minimum charge for the Payment of Selected Monthly Premium Upon Total Disability is $0.007 per $1.00 of Selected Monthly Premium and the maximum charge is the greater of $0.092 per $1.00 of Selected Monthly Premium, or $0.147 per $1.00 of Specified Monthly Charges. The minimum charge for the Payment of Specified Monthly Charges Upon Total Disability is $0.006 per $1.00 of Specified Monthly Charges and the maximum charge is $0.147 per $1.00 of Specified Monthly Charges.”

Please note that we have added similar disclosure in the Waiver Benefit section in Table 2.

VARIABLE JOINT LIFE:

1.	COMMENT: Please clarify supplementally whether there are any types of guarantee or support agreements with third parties to support any of the guarantees under the Policy, or whether the Company will be primarily responsible for paying out on any of the guarantees under the Policy.

RESPONSE: The Company will be primarily responsible for paying out any of the guarantees in the Policy. At present, there are no types of guarantee or support agreements with third parties to support any of the Company’s guarantees under the Policy.

2.	COMMENT: Please confirm supplementally that the Policy name on the front cover page of the prospectus is, and will continue to be, the same as the EDGAR class identifier associated with the Policy.

RESPONSE: As of the date of this filing, the Company confirms that the policy name on the front cover page of the prospectus is the same as the EDGAR class identifier associated with the Policy.

3.	COMMENT: With respect to the “Benefits of the Policy – Access to Your Values” section: Please revise the statement “You may borrow up to 90% of the Policy Value.” We note that there is some question based on the disclosure as to how this accounts for loans. For example, in a loan situation, would the 90% include amounts that are already borrowed?

RESPONSE: The Registrant responds by supplementally noting that the total amount that may be borrowed applies to all outstanding loans. The Registrant has revised the language in the “Benefits of the Policy - Access to Your Values” section as follows: “You may borrow up to 90% of the Policy Value, after the surrender charge has been deducted (and less any existing Policy Debt at the time of the loan),using the Policy as security.”

4.	COMMENT: With respect to the “Monthly Policy Charge-Underwriting and Issue Charge” – footnote 10 in the “Periodic Charges (Other than Portfolio Operating Expenses)” table: There is disclosure that indicates that the charge many not exceed $900-$2,100 or ($75-$175 monthly). Please provide additional disclosure indicating how these values are calculated based on the disclosure in the table.

RESPONSE: In response to the Staff’s comments, the Registrant responds by adding the following sentence to footnote 10 as follows: “This charge is based on the underwriting classification of the Insureds on the Date of Issue, subject to a maximum amount not to exceed $900-$2,100 ($75-$175 monthly amount), which is based on underwriting classification.”

5.	COMMENT: With respect to the “Monthly Policy Charge – Charges for Expenses and Taxes Associated with Any Policy Debt” in the “Periodic Charges (Other than Portfolio Operating Expenses)” table:

(a)	Please indicate in a footnote to the table that this charge is in addition to the interest charged on any Policy Loan; and
(b)	Include a statement in a footnote indicating that these charges are deducted from Invested Assets.

RESPONSE: In response to the Staff’s comment, the Registrant responds by adding the following footnote: “The charge is applied to the Policy Debt. It is in addition to the interest charged on any Policy Loan and is deducted from Invested Assets.”

6.	COMMENT: With respect to the “Periodic Charges (Other than Portfolio Operating Expenses)” table: Please add a line item disclosing the “loan interest spread.” Generally speaking, the loan interest spread is defined as the difference between the amount of interest charged to a policyowner for the loan, and the amount of interest credited to the amount used as collateral for the loan.

RESPONSE: The Registrant responds by supplementally noting that there is no “loan interest spread” associated with this product. Please note that effectively the Policy Debt charge is in lieu of a loan interest spread. Detail about loan interest rates can be found in the “Policy Loans” section, and detail about the Charge for Expenses and Taxes

Associated with Any Policy Debt can be found in the “Periodic Charges (Other than Portfolio Operating Expenses)” table.

7.	COMMENT: In the section “Northwestern Mutual,” please include explicit disclosure that the assets of the General Account are subject to the claims of the Company’s general creditors.

RESPONSE: In response to the Staff’s comment, the Registrant has added the following sentence to the end of the last paragraph: “The assets in the General Account are subject to the claims of the Company’s general creditors.”

8.	COMMENT: In the “Death Benefit - Death Benefit Options” section: Please clarify whether the Northwestern Access Fund is the only way to get a lump sum or whether it is simply an alternative to a cash settlement.

RESPONSE: In response to the Staff’s comments, the Registrant has revised the current disclosure to read: “Your beneficiary may receive the Death Benefit as a cash settlement. If the cash settlement amount meets our criteria, the Company will pay the Death Benefit by establishing an interest-bearing account, called the Northwestern Access Fund account, for the beneficiary in the amount of the Death Benefit less any Policy Debt. If our criteria are not met, the cash settlement of the Death Benefit is paid via a single check.” In addition, the Registrant notes that later in the paragraph, there is disclosure indicating that a beneficiary will have access to all or a part of the balance.

9.	COMMENT: In the “Death Benefit - Death Benefit Options” section: We note that various payment plan options are listed. Please provide a discussion of each payment plan that discloses the benefits of each in general terms, and what a person can expect to receive under each plan with respect to death benefits.

RESPONSE: The Registrant responds by adding the following disclosure: “Generally, (1) an interest income plan accrues interest on the Death Benefit, the interest may be received monthly, and any remaining proceeds or interest may be withdrawn at any time; (2) an installment income plan pays the Death Benefit in installments for a fixed period of time, and any remaining proceeds may be withdrawn at any time; and (3) a life income plan makes payments monthly for a chosen period and after that, for the life of the person on whose life the payments are based (or two persons if the joint option is selected). The choice of payment plans will vary depending on financial situation and the amount of income desired monthly for a chosen time period.”

10.	COMMENT: In the “Death Benefit - Death Benefit Options” section: Please provide general disclosure as to the factors an individual investor should consider when choosing a death benefit option.

RESPONSE: In response to the Staff’s comments, the Registrant has added the following general language in the “Death Benefit Options” section: “The option you choose on your Application will generally depend on whether you prefer an increasing Death Benefit or a larger Policy Value, but in each case the Death Benefit will be at least the Minimum Death Benefit required for your Policy to qualify as a life insurance under federal tax law.”

11.	COMMENT: In the “Policy Loans” section: Please indicate clearly what the maximum rate of interest is on Policy Loans with respect to the borrowed amounts and accrued amounts added to the loan principal balance. We note that a 5% figure is indicated. Please make it clear whether this is a guaranteed minimum or maximum amount and whether it applies to both accrued and borrowed amounts of the loan.

RESPONSE: The Registrant responds by supplementally noting that the 5% rate of interest is fixed. In response to the Staff’s comments, the Registrant has revised applicable disclosure to read as follows: “Interest on a Policy loan accrues on a daily basis at an annual effective, fixed rate of interest of 5%...[w]e add unpaid interest to the amount of the loan at an annual effective, fixed rate of interest of 5%.”

12.	COMMENT: In the “Policy Loans” section:

(a)	In the fifth paragraph we note that you indicate an amount equal to the loan will be taken from the Separate Account Divisions in proportion. Please clarify that these amounts are being taken as collateral against the amount of the loan; and
(b)	Please make it clear that such amounts are held in the General Account (or wherever they are held).

RESPONSE: In response to the Staff’s comment:

(a)	The Registrant responds by supplementally noting that the amount taken from the Separate Account Divisions is provided to the policyowner from the General Account.

(b)	Please see response to 12(a) above.

13.	COMMENT: With respect to the “Policy Value” section, please state in the definition of Policy Value that the “Policy Value is also equal to the sum of invested assets plus Policy Debt” in conformity with the glossary.

RESPONSE: In response to the Staff’s comment, the Registrant has added the requested disclosure to the end of the paragraph and the disclosure now reads as follows: “The Policy Value is the cumulative amount invested, less withdrawals, adjusted for investment results and interest on Policy Debt, and reduced by the current monthly charges for the cost of insurance and other expenses. It is also equal to the sum of Invested Assets and Policy Debt.”

VARIABLE EXECUTIVE LIFE:

1.	COMMENT: Please clarify supplementally whether there are any types of guarantee or support agreements with third parties to support any of the guarantees under the Policy, or whether the Company will be primarily responsible for paying out on any of the guarantees under the Policy.

RESPONSE: The Company will be primarily responsible for paying out any of the guarantees in the Policy. At present, there are no types of guarantee or support agreements with third parties to support any of the Company’s guarantees under the Policy.

2.	COMMENT: Please confirm supplementally that the Policy name on the front cover page of the prospectus is, and will continue to be, the same as the EDGAR class identifier associated with the Policy.

RESPONSE: As of the date of this filing, the Company confirms that the Policy name on the front cover page of the prospectus is the same as the EDGAR class identifier associated with the Policy.

3.	COMMENT: With respect to the “Benefits of the Policy – Access to Your Values” section: Please revise the statement “You may borrow up to 90% of the Policy Value.” We note that there is some question based on the disclosure as to how this accounts for loans. For example, in a loan situation, would the 90% include amounts that are already borrowed because Policy Value is the sum of Invested Assets and Policy Debt?

RESPONSE: The Registrant responds by supplementally noting that the total amount that may be borrowed applies to all outstanding loans. The Registrant has revised the language in the “Benefits of the Policy - Access to Your Values” section as follows: “You may borrow up to 90% of the Policy Value less any existing Policy Debt at the time of the loan, using the Policy as security.”

4.	COMMENT: With respect to the “Charge for Expenses and Taxes Associated with Any Policy Debt” charge in the “Periodic Charges (Other than Portfolio Operating Expenses)” table:

(a)	Please indicate in a footnote to the table that this charge is in addition to the interest charged on any Policy Loan; and
(b)	Include a statement in a footnote indicating that these charges are deducted from Invested Assets.

RESPONSE: In response to the Staff’s comment, the Registrant responds by adding the following footnote: “The charge is applied to the Policy Debt. It is in addition to the interest charged on any Policy Loan and is deducted from Invested Assets.”

5.	COMMENT: With respect to the “Periodic Charges (Other than Portfolio Operating Expenses)” table: Please add a line item disclosing the “loan interest spread.” Generally speaking, the loan interest spread is defined as the difference between the amount of interest charged to a policyowner for the loan, and the amount of interest credited to the amount used as collateral for the loan.

RESPONSE: The Registrant responds by supplementally noting that there is no “loan interest spread” associated with this product. Please note that effectively the Policy Debt Expense charge is in lieu of a loan interest spread. Detail about loan interest rates can be found in the “Policy Loans” section, and detail about the Charge for Expenses and Taxes

Associated with Any Policy Debt can be found in the “Periodic Charges (Other than Portfolio Operating Expenses)” table.

6.	COMMENT: In the section “Northwestern Mutual,” please include explicit disclosure that the assets of the General Account are subject to the claims of the Company’s general creditors.

RESPONSE: In response to the Staff’s comment, the Registrant has added the following sentence to the end of the last paragraph: “The assets in the General Account are subject to the claims of the Company’s general creditors.”

7.	COMMENT: With respect to “Policy Value” section, please state in the definition of Policy Value that the “Policy Value is also equal to the sum of Invested Assets plus Policy Debt” in conformity with the glossary.

RESPONSE: In response to the Staff’s comment, the Registrant has added the requested disclosure to the end of the paragraph and the disclosure now reads as follows: “The Policy Value is the cumulative amount invested, less withdrawals, adjusted for investment results and interest on Policy Debt, and reduced by the current monthly charges for the cost of insurance and other expenses. It is also equal to the sum of Invested Assets and Policy Debt.”

8.	COMMENT: In the “Death Benefit - Death Benefit Options” section: Please clarify whether the Northwestern Access Fund is the only way to get a lump sum or whether it is simply an alternative to a cash settlement.

RESPONSE: In response to the Staff’s comments, the Registrant has revised the current disclosure to read: “Your beneficiary may receive the Death Benefit as a cash settlement. If the cash settlement amount meets our criteria, the Company will pay the Death Benefit by establishing an interest-bearing account, called the Northwestern Access Fund account, for the beneficiary in the amount of the Death Benefit less any Policy Debt. If our criteria are not met, the cash settlement of the Death Benefit is paid via a single check.” In addition, the Registrant notes that later in the paragraph, there is disclosure indicating that a beneficiary will have access to all or a part of the balance.

9.	COMMENT: In the “Death Benefit - Death Benefit Options” section: We note the disclosure in the fifth paragraph lists various payment plan options. Please provide a discussion of each payment plan that discloses the benefits of each in general terms, and what a person can expect to receive under each plan with respect to death benefits.

RESPONSE: The Registrant responds by adding the following disclosure: “Generally, (1) an interest income plan accrues interest on the Death Benefit, the interest may be received monthly, and any remaining proceeds or interest may be withdrawn at any time; (2) an installment income plan pays the Death Benefit in installments for a fixed period of time, and any remaining proceeds may be withdrawn at any time; and (3) a life income plan makes payments monthly for a chosen period and after that, for the life of the person on whose life the payments are based (or two persons if the joint option is selected). The choice of payment plans will vary depending on financial situation and the amount of income desired monthly for a chosen time period.”

10.	COMMENT: In the “Death Benefit - Death Benefit Options” section: Please provide general disclosure as to the factors an individual investor should consider when choosing a death benefit option.

RESPONSE: In response to the Staff’s comments, the Registrant has added the following general language in the “Death Benefit Options” section: “The option you choose on your Application will generally depend on whether you prefer an increasing Death Benefit or a larger Policy Value, but in each case the Death Benefit will be at least the Minimum Death Benefit required for your Policy to qualify as a life insurance under federal tax law.”

11.	COMMENT: In the “Policy Loans” section: Please indicate clearly what the maximum rate of interest is on Policy Loans with respect to the borrowed amounts and accrued amounts added to the loan principal balance. We note that a 5% figure is indicated. Please make it clear whether this is a guaranteed minimum or maximum amount and whether it applies to both accrued and borrowed amounts of the loan.

RESPONSE: The Registrant responds by supplementally noting that as described in the prospectus, the 5% rate of interest is fixed. In response to the Staff’s comments, the Registrant has revised applicable disclosure to read as follows: “Interest on a Policy loan accrues on a daily basis at an annual effective, fixed rate of interest of 5%...[w]e add unpaid interest to the amount of the loan at an annual effective, fixed rate of interest of 5%.”

12.	COMMENT: In the “Policy Loans” section:

(a)	In the fifth paragraph we note that you indicate an amount equal to the loan will be taken from the Separate Account Divisions on a pro rata basis. Please clarify that these amounts are being taken as collateral against the amount of the loan; and
(b)	Please make it clear that such amounts are held in the General Account (or wherever they are held).

RESPONSE: In response to the Staff’s comment:

(a)	The Registrant responds by supplementally noting that the amount taken from the Separate Account Divisions is provided to the policyowner from the General Account.

(b)	Please see response to comment 12(a) above.

CUSTOM VARIABLE UNIVERSAL LIFE:

1.	COMMENT: Please clarify supplementally whether there are any types of guarantee or support agreements with third parties to support any of the guarantees under the Policy, or whether the Company will be primarily responsible for paying out on any of the guarantees under the Policy.

RESPONSE: The Company will be primarily responsible for paying out any of the guarantees in the Policy. At present, there are no types of guarantee or support agreements with third parties to support any of the Company’s guarantees under the Policy.

2.	COMMENT: Please confirm supplementally that the Policy name on the front cover page of the prospectus is, and will continue to be, the same as the EDGAR class identifier associated with the Policy.

RESPONSE: As of the date of this filing, the Company confirms that the Policy name on the front cover page of the prospectus is the same as the EDGAR class identifier associated with the Policy.

3.	COMMENT: With respect to the Fee and Expense Tables - Periodic Charges (Other than Portfolio Operating Expenses) Table 1 and Table 2: Where appropriate, please clarify that Table 1 fees will apply to each Policy subject to Table 2 fees (a “Table 2 Policy”) after a Table 2 Policy anniversary. For example, the registrant could include disclosure in the introductory paragraph under the Fees and Expense tables in italics or bold that indicates something to the effect that: “Please note that there are two sets of periodic charges tables. If Table 2 currently applies to you, Table 1 fees will apply on and after your 2010 Policy Anniversary.”

RESPONSE: In response to the Staff’s comment, the Registrant has added the requested disclosure.

4.	COMMENT: With respect to the “Benefits of the Policy - Death Benefit” section: Please state the minimum required specified amount as indicated under the “Specified Amount” section later in the prospectus.

RESPONSE: In response to the Staff’s comment, the Registrant has added the following sentence as the second sentence in the second paragraph: “The current minimum Specified Amount is $100,000 for Issue Ages 15-59 and $50,000 for all other Issue Ages.”

5.	COMMENT: With respect to the “Benefits of the Policy – Surrenders, Withdrawals and Loans” section: Please revise the statement you may borrow up to a maximum of 90% of the excess of your Policy Value”. We note that there is some question based on the disclosure as to how this accounts for loans. For example, in a loan situation, would the 90% include amounts that are already borrowed because Policy Value is the sum of Invested Assets and Policy Debt?

RESPONSE: The Registrant responds by supplementally noting that the total amount that may be borrowed applies to all outstanding loans. The Registrant has revised the language in the “Benefits of the Policy - Surrenders, Withdrawals and Loans” section as follows: “In addition, you may borrow up to a maximum of 90% of the excess of your Policy Value over any applicable surrender charge, less any existing Policy Debt on the date of the loan.”

6.	COMMENT: In the “Benefits of the Policy - Optional Benefits” section: Please include disclosure regarding the attained ages for which the optional benefits are available as indicated in the “Optional Benefits” section later in the prospectus.

RESPONSE: The Registrant responds by adding the following disclosure to the second paragraph of the Benefits of the Policy - Optional Benefit section: “The waiver benefits may be elected for an Insured between Attained Ages 0 and 59, subject to underwriting. The Additional Purchase Benefit may be elected for an Insured between Attained Ages 0 and 38, subject to underwriting.”

7.	COMMENT: With respect to the “Periodic Charges (Other than Portfolio Operating Expenses)” table:

(a)	Administrative Charge: We note there is disclosure indicating that the Administrative Charge will vary depending on the Insured’s characteristics. Please supplementally clarify what the rationale is for charging this fee based on an Insured’s characteristics as it seems that such a fee would apply to any Insured.
(b)	Deferred Sales Charge: Same comment as (a) above.

RESPONSE: The Registrant responds by supplementally noting that the Administrative Charge may vary based on additional expenses associated with different underwriting classifications. For example, among other things, specific underwriting classifications may require different reinsurance obligations or there may be different costs associated with lapse rates for different underwriting classifications. In the case of Deferred Sales Charge, among other things, there may be differences in costs due to differences in lapse rates by Issue Age.

8.	COMMENT: With respect to the “Policy Debt Expense Charge” in the “Periodic Charges (Other than Portfolio Operating Expenses)” table:

(a)	Please indicate in a footnote to the table that this charge is in addition to the interest charged on any Policy Loan; and
(b)	Include a statement in a footnote indicating that these charges are deducted from Invested Assets.

RESPONSE: In response to the Staff’s comment, the Registrant responds by adding the following footnote: “This charge is in addition to the interest charged on any Policy Loan and is deducted from Invested Assets.”

9.	COMMENT: In the “Periodic Charges (Other than Portfolio Operating Expenses)” table, under “Additional Purchase Benefit Charge”: Please clarify supplementally why the representative Insured is Issue Age 0.

RESPONSE: The Registrant responds by supplementally noting that the most common age for the Representative Insured is Issue Age 0 (i.e., to guarantee insurability for newborns).

10.	COMMENT: In the section “Northwestern Mutual,” please include explicit disclosure that the assets of the General Account are subject to the claims of the Company’s general creditors.

RESPONSE: In response to the Staff’s comment, the Registrant has added the following sentence to the end of the last paragraph: “The assets in the General Account are subject to the claims of the Company’s general creditors.”

11.	COMMENT: With respect to the “Underwriting and Issue Charge” in the “Periodic Charges (Other than Portfolio Operating Expenses)” table: Please include additional disclosure in a footnote regarding the minimum specified amount, generally tracking the disclosure regarding specified amounts later in the prospectuses under the “Specified Amount” section; i.e., $100,000 for Issue Ages 15-59 and $50,000 for all other Issue Ages.

RESPONSE: In response to the Staff’s comment, the Registrant has added the following disclosure in a footnote to the table: “The current minimum Specified Amount is $100,000 for Issue Ages 15-59 and $50,000 for all other Issue Ages.”

12.	COMMENT: With respect to the section “Allocating Premiums to the Separate Account”:

(a)	Please add a brief definition of “Net Premiums” and briefly describe what is included in the definition (i.e., does it include sales charges);
(b)	In the same paragraph, please disclose the minimum rate of credited interest, if any, while the net premium is in the General Account.

RESPONSE: In response to the Staff’s comment:

(a)	The Registrant notes that preceding the disclosure in question, the definition of Net Premium is disclosed, but in respect to your comments we have revised the disclosure as follows: “Net Premiums are premiums less deductions from premiums, such as premium expense charges (see “Charges and Deductions – Premium Expense Charge”).”

(b)	The Registrant has revised the current disclosure to read: “We may change the rate of interest we credit initial Net Premiums held in our General Account at any time and in our sole discretion, but the rate will not be less than 0%.”

13.	COMMENT: In the “Death Benefit” section, the third sentence under Life Insurance Benefit indicates that “we may require you to return the Policy.” Please clarify this disclosure. It is not clear what “you” means in this context. For example, does this relate to the beneficiary or the policyowner?

RESPONSE: The Registrant responds by deleting the sentence as this will not be required.

14.	COMMENT: In the “Death Benefit - Death Benefit Guarantee” section:

(a)	Please include an explicit statement that the Death Benefit Guarantee is an optional benefit that must be elected.

RESPONSE: In response to Staff’s comment, the Registrant supplementally notes that there is a Death Benefit Guarantee associated with all Death Benefit Options under the

Policy. The Death Benefit Guarantee may vary by duration which is established at issue. For clarity, the Registrant has revised applicable disclosures in the “Death Benefit – Death Benefit Guarantee” section as follows: “The Death Benefit Guarantee Period is elected on the application and established at issue by the applicant. A change in your Death Benefit option may affect your Death Benefit Guarantee Period.”

(b)	Please include an explicit statement clarifying whether the Owner or the Insured must make the Death Benefit Guarantee election and when the election must occur.

RESPONSE: Please see response to comment number 14(a) above.

15.	COMMENT: In the “Death Benefit - Death Benefit Options” section: Please provide general disclosure as to the factors an individual investor should consider when choosing a death benefit option.

RESPONSE: In response to the Staff’s comments, the Registrant notes that there is the following general disclosure in the “Death Benefit Options” section: “The option you choose on your Application will generally depend on whether you prefer an increasing Death Benefit or a larger Policy Value, but in each case the Death Benefit will be at least the Minimum Death Benefit required for your Policy to qualify as a life insurance under the Code.”

16.	COMMENT: In the “Payment Plan Options” section: Please clarify whether the Northwestern Access Fund is the only way to get a lump sum or whether it is simply an alternative to a cash settlement.

RESPONSE: In response to the Staff’s comments, the Registrant has revised the current disclosure to read: “Your beneficiary may receive the Life Insurance Benefit as a cash settlement. If the cash settlement amount meets our criteria, the Company will pay the Life Insurance Benefit by establishing an interest-bearing account, called the Northwestern Access Fund account, for the beneficiary in the amount of the Life Insurance Benefit. If our criteria are not met, the cash settlement of the Life Insurance Benefit is paid via a single check.” In addition, the Registrant notes that later in the paragraph, there is disclosure indicating that a beneficiary will have access to all or a part of the balance.

17.	COMMENT: In the “Policy Loans” section: Please indicate clearly what the maximum rate of interest is on Policy Loans with respect to the borrowed amounts and accrued amounts added to the loan principal balance. We note that a 5% figure is indicated. Please make it clear whether this is a guaranteed minimum or maximum amount and whether is applies to both accrued and borrowed amounts of the loan.

RESPONSE: The Registrant responds by supplementally noting that as described in the prospectus, the 5% rate of interest is fixed. In response to the Staff’s comments, the Registrant has revised applicable disclosure to read as follows: “Interest on a Policy loan accrues on a daily basis at an annual effective, fixed rate of interest of 5%, and is included in Policy Debt as it accrues. Loan interest is credited to the borrowed portion of Policy Value at an annual effective, fixed rate of interest of 5%.”

18.	COMMENT: In the “Policy Loans” section:

(a)	In the third paragraph we note that you indicate an amount equal to the loan will be taken from the Separate Account Divisions on a pro rata basis. Please clarify that these amounts are being taken as collateral against the amount of the loan; and
(b)	Please make it clear that such amounts are held in the General Account (or wherever they are held).

RESPONSE: In response to the Staff’s comment:

(a)	The Registrant responds by supplementally noting that the amount taken from the Separate Account Divisions is provided to the policyowner from the General Account.

(b)	Please see response to comment 19(a) above.

19.	COMMENT: In the “Optional Benefits” section:

(a)	Please clarify the conditions considered to be “total disability;” in addition, indicate when, how, and by whom this is determined to have occurred.

RESPONSE: The Registrant responds by adding the following as a new fifth paragraph under the Optional Benefits section: “A total disability is one which prevents the Insured from engaging in an occupation. For the first 24 months of total disability, an occupation is the one that the Insured has at the time the Insured becomes disabled. After 24 months, an occupation is one for which the Insured is qualified by education, training or experience. To be covered, the total disability must begin while the benefit is in force; the total disability must result from an accident or sickness; and the total disability must last for at least six consecutive months. The Company will determine the existence of total disability based on the proof of claim submitted and other information gathered by the Company.”

(b)	Please clarify whether the Optional Benefits can be elected after total disability has occurred.

RESPONSE: The Registrant responds by adding the following sentence at the end of the new fifth paragraph noted in the above response: “These Optional Benefits are not available to be added to the Policy if the Insured is totally disabled.”

(c)	In the fourth paragraph, we note the reference to “Company limitations.” Please briefly describe what these limitations are. We note that any limitation considered material to the investor should be disclosed as appropriate.

RESPONSE: The Registrant responds by adding the following to the first sentence of the fourth paragraph: “Subject to applicable terms and conditions, the Selected Monthly Premium Benefit provides for the payment of the greater of (1) a premium amount selected by the Owner subject to Company limitations (e.g. the range of dollar amounts which at a minimum maintain the Policy or at a maximum reach the Company’s then-current Premium waiver limits).”

(d)	We note that there is disclosure indicating that the amounts paid under these benefits are treated as premium payments. Please indicate whether these payments are subject to any transactions fees, and if so, how it affects applicable benefits.

RESPONSE: The Registrant responds by adding the following disclosure to the “Optional Benefits” section: “The amounts paid under these benefits are subject to the same transaction fees as any Premium Payment (see “Charges and Deductions - Premium Expense Charges”). Under the Waiver of Specified Monthly Charges Benefit, the premium amount paid under the benefit will be an amount that, after deducting the Premium Expense Charges, will equal the Specified Monthly Charges.”

(e)	Please clarify in plain English the consequences of not including the premiums for purposes of “Death Benefit Option C” as described in the paragraph.

RESPONSE: The Registrant responds by adding the following disclosure: “The amounts paid under the Specified Monthly Charges and Selected Monthly Premium Benefits are treated as Premium Payments subject to the terms of the Policy, except that if the Policy has Death Benefit Option C, then the amounts paid under these benefits will not be included in the cumulative Premium Payments that are used in the calculation of the Death Benefit.”

20.	COMMENT: With respect to the “Charges and Deductions - Monthly Policy Debt Expense Charge” section: Please add disclosure to reflect changes made in the table pursuant to our comments.

RESPONSE: In response to the Staff’s comment, the Registrant responds by adding the following disclosure: “This charge is in addition to the interest charged on any Policy Loan and is deducted from Invested Assets.”

21.	COMMENT: With respect to the “Charges and Deductions - Waiver Benefit” section: Please disclose the specific charges for the optional waiver benefits.

RESPONSE: In response to the Staff’s comment, the Registrant has added the following disclosure in the Waiver Benefit section in Table 1: “The minimum charge for the Payment of Selected Monthly Premium Upon Total Disability is $0.007 per $1.00 of Selected Monthly Premium and the maximum charge is the greater of $0.092 per $1.00 of Selected Monthly Premium, or $0.147 per $1.00 of Specified Monthly Charges. The minimum charge for the Payment of Specified Monthly Charges Upon Total Disability is $0.006 per $1.00 of Specified Monthly Charges and the maximum charge is $0.147 per $1.00 of Specified Monthly Charges.”

Please note that we have added similar disclosure in the Waiver Benefit section in Table 2.

On behalf of the Registrant, this letter sets forth the representations requested by the SEC staff with respect to the above-referenced filing.

The Registrant acknowledges that:

•	The Registrant is responsible for the adequacy and accuracy of the disclosure in Post-Effective Amendments noted above to the Registration Statement;
•	The lack of SEC Staff comments does not foreclose the SEC from taking any action with respect to the filing; and
•	The Registrant may not assert the lack of Staff comments as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

* * *

We believe that the Amendments are complete and respond to all SEC Staff comments. If you have any questions regarding this letter or the enclosed Amendments, please contact me at (414) 665-1209. We greatly appreciate the Staff’s efforts in assisting the Company with this filing.

Please call the undersigned with any questions or comments about this filing.

Very truly yours,
/s/ Chad E. Fickett
Chad E. Fickett
Assistant General Counsel

Enc.
cc:	Mr. Craig Ruckman